Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - AES Corp Retirement Savings Plan [Domain] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	2,193,279	2,303,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 27,105,040	$ 28,407,897
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 1,535,059